PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Property, Plant and Equipment [Line Items]
Subtotal	$ 28,040,143	$ 26,286,001
Construction in progress	158,975	148,197
Less: accumulated depreciation	(20,780,090)	(18,768,876)
Property and equipment, net	7,419,028	7,665,322
Depreciation expense	1,055,314	1,137,822	$ 1,198,142
Property and buildings
Property, Plant and Equipment [Line Items]
Subtotal	9,114,893	8,429,891
Machinery and equipment
Property, Plant and Equipment [Line Items]
Subtotal	18,175,739	17,179,561
Automobiles
Property, Plant and Equipment [Line Items]
Subtotal	611,923	575,080
Office and electric equipment
Property, Plant and Equipment [Line Items]
Subtotal	$ 137,588	$ 101,469